Condensed Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 713,135	$ 2,863,679	$ 1,770,645	$ 5,153,672	$ 9,291,115	$ 9,928,184
Operating expenses:
Cost of revenue	444,177	1,424,392	1,101,456	2,424,398	5,302,712	4,820,268
Technology	536,311	911,927	1,081,678	1,823,894	3,530,291	3,566,917
Sales and marketing	258,382	1,082,949	605,522	1,748,890	4,945,269	3,955,974
Supply development	99,090	137,511	192,771	335,350	537,888	1,030,403
Fulfillment	248,225	433,189	541,991	844,043	1,635,724	1,788,879
General and administrative	948,376	1,055,376	1,707,042	3,159,282	6,067,276	5,935,092
Total operating expenses	2,534,561	5,045,344	5,230,460	10,335,857	22,019,160	21,097,533
Loss from operations	(1,821,426)	(2,181,665)	(3,459,815)	(5,182,185)	(12,728,045)	(11,169,349)
Other income (expense), net
Interest expense		(4,474)	(1,946)	(8,939)	(173,771)	(16,001)
Interest income	398	9,163	3,186	39,661	44,133	339,750
Interest and penalties on sales tax liability	9,620		(8,920)		(46,303)	(214,784)
Other income (expense), net	764,165	67,952	761,856	140,322	406,181	(39,104)
Total other income, net	774,183	72,641	754,176	171,044	230,240	69,861
Net loss	(1,047,243)	(2,109,024)	(2,705,639)	(5,011,141)	(12,497,805)	(11,099,488)
Other comprehensive income:
Net loss	(1,047,243)	(2,109,024)	(2,705,639)	(5,011,141)	(12,497,805)	(11,099,488)
Unrealized gain (loss) on available-for-sale securities		(41)		(840)	(840)	840
Total other comprehensive income (loss)		(41)		(840)	(840)	840
Comprehensive loss	$ (1,047,243)	$ (2,109,065)	$ (2,705,639)	$ (5,011,981)	$ (12,498,645)	$ (11,098,648)
Net loss per share - basic (in Dollars per share)	$ (0.42)	$ (3.72)	$ (1.12)	$ (9.79)	$ (17.58)	$ (24.55)
Net loss per share - diluted (in Dollars per share)	$ (0.42)	$ (3.72)	$ (1.12)	$ (9.79)	$ (17.58)	$ (24.55)
Weighted average shares of common stock outstanding - basic (in Shares)	2,496,860	567,029	2,410,477	511,826	710,852	452,067
Weighted average shares of common stock outstanding - diluted (in Shares)	2,496,860	567,029	2,410,477	511,826	710,852	452,067